Financial Instruments (Details) - Schedule of Financial Instruments Carrying Amount - CAD ($)		Sep. 30, 2023	Sep. 30, 2022
Financial assets
Cash		$ 5,056,040	$ 32,025,899
Accounts receivable	[1]	2,281,915	3,093,031
Call option
Current financial assets		7,337,955	35,118,930
Financial liabilities
Accounts payable and accrued liabilities	[2]	12,466,676	10,676,846
Credit facility		28,747,705	30,000,000
Term loan		7,718,928	10,034,513
Convertible notes		11,258,950
Conversion option		737,974
Government grant liabilities		1,468,296	1,409,694
Other loan			1,582,780
Total		62,398,529	53,703,833
Current		13,773,457	41,019,521
Non-current		48,625,072	12,684,312
Amortized Cost [Member]
Financial assets
Cash		5,056,040	32,025,899
Accounts receivable	[1]	2,281,915	3,093,031
Call option
Current financial assets		7,337,955	35,118,930
Financial liabilities
Accounts payable and accrued liabilities	[2]	12,466,676	10,676,846
Credit facility		28,747,705	30,000,000
Term loan		7,718,928	10,034,513
Convertible notes		11,258,950
Conversion option
Government grant liabilities		1,468,296	1,409,694
Other loan			1,582,780
Total		61,660,555	53,703,833
Current		13,035,483	41,019,521
Non-current		48,625,072	12,684,312
FVTPL [Member]
Financial assets
Cash
Accounts receivable	[1]
Call option
Current financial assets
Financial liabilities
Accounts payable and accrued liabilities	[2]
Credit facility
Term loan
Convertible notes
Conversion option		737,974
Government grant liabilities
Other loan
Total		737,974
Current		737,974
Non-current

[1]	Excluding commodity taxes receivable, as these amounts do not represent a contractual right to receive cash or another financial asset.
[2]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.